Equity-method investees - Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense (Detail) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Income tax expense		€ 4,341	€ 2,335	€ 7,429
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortization	€ 427	4,106	2,916
Interest income	356	1,256	1,419
Interest expense	13	392	257
Income tax expense	€ 500	€ 1,368	€ 1,304